Long-term debt: (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Long-term debt:
Long					$ 6,641,941	$ 6,488,569
Fair value					6,400,498	6,712,834
Senior secured notes due on March 22, 2035
Long-term debt:
Credit line	$ 400,000		$ 400,000		7,011,281	6,843,134
Interest	$ (10,577)	$ (39,105)	$ (10,152)	$ (43,193)
Short					330,235	311,372
Long					6,641,941	6,488,569
Fair value					$ 7,697,476	$ 7,082,022